RELATED-PARTY TRANSACTIONS (Details) ₽ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2021 USD ($)
Yandex.Market
RELATED-PARTY TRANSACTIONS
Online advertising revenue			₽ 290,000	₽ 805,000
Revenue from subleasing and other services			1,141,000	1,738,000
Cost of revenues			8,000	29,000
Yandex.Money
RELATED-PARTY TRANSACTIONS
Revenue from subleasing and other services			22,000	37,000
Fees for online payment commissions			314,000	₽ 783,000
Cost of revenues			86,000
ClickHouse Inc
RELATED-PARTY TRANSACTIONS
Outsource services	₽ 22,000				$ 0.3
Prepaid expenses and other current assets	51,000		0		$ 0.7
Senior employees
RELATED-PARTY TRANSACTIONS
Loans granted to related parties	₽ 329	$ 4.4	₽ 38
Interest rate, maximum	3.00%				3.00%